Investment Securities (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	$ 784,000	$ 512,000
Equity securities, other-than-temporarily impaired	0	401,000	67,000
Investment Securities (Additional Textual) [Abstract]
Proceeds from sales of investment securities available for sale	87,500,000	69,900,000	2,600,000
Net realized gains	627,000	1,500,000	468,000
Impairment losses recognized through noninterest income	0	401,000	67,000
Additional amount included in accumulated other comprehensive income	0
Investment in Federal Home Loan Bank stock	12,000,000
Impairment losses on investment in FHLB Stock	0
Investment in FRB and other restricted stock totaled	6,100,000
U.S. agency securities [Member]
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	11,000	35,000
Number of mortgage-backed securities	2
Debt Securities [Member]
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	757,000
Mortgage-backed securities [Member]
Investment Securities (Textual) [Abstract]
Number of mortgage-backed securities	19
Equity securities [Member]
Investment Securities (Textual) [Abstract]
Unrealized loss on equity securities	27,000	32,000
Number of mortgage-backed securities	7	9
Equity securities, other-than-temporarily impaired	0
Equity securities with an amortized cost basis prior to impairment were determined to be other-than-temporarily impaired		$ 586,000	$ 81,000